33. Noncurrent assets held for sale and discontinued operations (Details 4) - BRL (R$) R$ in Millions	5 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Net operating revenue		R$ 56,635	R$ 49,388	R$ 44,634
Profit before income tax and social contribution		760	1,569	619
Income tax and social contribution		272	413	262
Net income for the year		836	1,284	857
Profit from discontinued operations		348	128	500
Attributable to:
Non-controlling shareholders		R$ 36	135	350
Via Varejo [Member]
NonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Net operating revenue	R$ 10,527		26,928	25,690
Profit before income tax and social contribution	169		341	876
Income tax and social contribution	(119)		(101)	(268)
Net income for the year	50		240	680
Other results from discontinued operations	(100)		(112)	(108)
Gain on the sale of discontinued operations (note 12.3)	398
Profit from discontinued operations	348		128	500
Attributable to:
Controlling shareholders of the Company	312		(7)	150
Non-controlling shareholders	R$ 36		R$ 135	R$ 350